Climate change and energy transition - Fixed assets by segment (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Climate Change and Energy Transition [Line Items]
Goodwill	$ 16,032	$ 16,660
Other intangible assets	9,480	10,253
Property, plant and equipment	185,219	194,835
Joint ventures and associates	23,445	24,457
Fixed assets	234,100	246,300
Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Goodwill	4,900	4,900
Other intangible assets	2,600	3,200
Property, plant and equipment	60,000	57,700
Joint ventures and associates	6,400	6,100
Fixed assets	73,900	71,900	$ 75,000	$ 75,000	$ 79,000	$ 93,000	$ 91,000	$ 94,000	$ 95,000
Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Goodwill	5,300	5,400
Other intangible assets	100	300
Property, plant and equipment	63,400	70,900
Joint ventures and associates	8,000	7,600
Fixed assets	76,800	84,200	88,000	91,000	106,000	119,000	123,000	128,000	136,000
Chemicals and Products
Disclosure of Climate Change and Energy Transition [Line Items]
Goodwill	300	300
Other intangible assets	1,000	900
Property, plant and equipment	32,600	35,500
Joint ventures and associates	4,000	4,000
Fixed assets	37,900	40,700	43,000	42,000	42,000	45,000	38,000	37,000	$ 26,000
Marketing
Disclosure of Climate Change and Energy Transition [Line Items]
Goodwill	4,300	4,400
Other intangible assets	4,600	4,400
Property, plant and equipment	21,400	23,600
Joint ventures and associates	3,900	4,700
Fixed assets	34,200	37,100	30,000	27,000	24,000	22,000	16,000	17,000
Renewables and Energy Solutions
Disclosure of Climate Change and Energy Transition [Line Items]
Goodwill	1,200	1,700
Other intangible assets	1,200	1,500
Property, plant and equipment	5,700	4,800
Joint ventures and associates	1,000	2,000
Fixed assets	9,100	10,000	$ 9,000	$ 5,000	$ 3,000	$ 3,000	$ 1,000	$ 1,000
Corporate
Disclosure of Climate Change and Energy Transition [Line Items]
Goodwill	0	0
Other intangible assets	0	0
Property, plant and equipment	2,100	2,300
Joint ventures and associates	100	100
Fixed assets	$ 2,200	$ 2,400